REPURCHASE OF ORDINARY SHARES (Details) (ADS)	12 Months Ended
	Dec. 31, 2011 2011 Share Repurchase Plan CNY	Dec. 31, 2012 2012 Share Repurchase Plan USD ($)	Dec. 31, 2012 2012 Share Repurchase Plan CNY
Repurchase of ordinary shares
Number of shares repurchased	1,641,311	319,827	319,827
Shares repurchased, value	63,631,000	$ 1,520,000	9,470,000